Remaining performance obligations (Details) $ in Millions	Dec. 31, 2023 CAD ($)
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 6,560
2024
Disclosure of performance obligations [line items]
Remaining performance obligations	3,054
2025
Disclosure of performance obligations [line items]
Remaining performance obligations	1,713
2026
Disclosure of performance obligations [line items]
Remaining performance obligations	765
2027
Disclosure of performance obligations [line items]
Remaining performance obligations	375
2028
Disclosure of performance obligations [line items]
Remaining performance obligations	171
THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	482
BELL CTS
Disclosure of performance obligations [line items]
Remaining performance obligations	6,525
BELL CTS | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	3,019
BELL CTS | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	1,713
BELL CTS | 2026
Disclosure of performance obligations [line items]
Remaining performance obligations	765
BELL CTS | 2027
Disclosure of performance obligations [line items]
Remaining performance obligations	375
BELL CTS | 2028
Disclosure of performance obligations [line items]
Remaining performance obligations	171
BELL CTS | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	482
BELL MEDIA
Disclosure of performance obligations [line items]
Remaining performance obligations	35
BELL MEDIA | 2024
Disclosure of performance obligations [line items]
Remaining performance obligations	35
BELL MEDIA | 2025
Disclosure of performance obligations [line items]
Remaining performance obligations	0
BELL MEDIA | 2026
Disclosure of performance obligations [line items]
Remaining performance obligations	0
BELL MEDIA | 2027
Disclosure of performance obligations [line items]
Remaining performance obligations	0
BELL MEDIA | 2028
Disclosure of performance obligations [line items]
Remaining performance obligations	0
BELL MEDIA | THEREAFTER
Disclosure of performance obligations [line items]
Remaining performance obligations	$ 0